CONSOLIDATED STATEMENT OF PROFIT AND LOSS AND OTHER COMPREHENSIVE INCOME € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€) € / shares shares	Dec. 31, 2017 EUR (€) € / shares shares	Dec. 31, 2016 EUR (€) € / shares shares
CONSOLIDATED STATEMENT OF PROFIT AND LOSS AND OTHER COMPREHENSIVE INCOME
Revenue	€ 21,482	€ 36,415	€ 14,713
Other operating income	7,749	4,841	2,439
Total operating income	29,231	41,256	17,152
Research and development expenses	(83,609)	(51,740)	(31,557)
Selling, general and administrative expenses	(27,471)	(12,448)	(7,011)
Operating loss	(81,849)	(22,932)	(21,416)
Financial income	3,694	1,250	73
Exchange gains/(losses)	12,308	(5,797)	(31)
Loss before taxes	(65,847)	(27,479)	(21,374)
Income tax expense	(794)	(597)	0
Loss for the year and total comprehensive loss	€ (66,641)	€ (28,076)	€ (21,374)
Weighted average number of shares outstanding | shares	33,419,356	24,609,536	18,820,612
Basic and diluted loss per share | € / shares	€ (1.99)	€ (1.14)	€ (1.14)